Note 20 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Interest expense	$ 72,702	$ 73,954
Derivatives’ effect	(12,942)	(8,155)
Amortization and write-off of financing costs	3,203	4,702
Amortization of excluded component related to cash flow hedges	3,060	1,272
Bank charges and other financing costs	963	1,564
Total	$ 66,986	$ 73,337